United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Academy Capital Management
Address:  500 N. Valley Mills Suite 200
	  Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Robert Stovall
Title:	Operation Manager - CCO
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on April 25, 2011

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	$286,705,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

ORM 13F INFORMATION TABLE

                     TITLE OF             VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF INSURER     CLASS   CUSSIP    (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
Abbott Laboratories    com   002824100        4,779   97,431 SH          sole                  97,431       0       0
Allstate Corp          com   020002101        4,772  150,168 SH          sole                 150,168       0       0
American Express Co    com   025816109       12,177  269,398 SH          sole                 269,398       0       0
Apollo Group Inc       com   037604105       15,200  364,431 SH          sole                 364,431       0       0
ATT                    com   00206r102          206    6,726 SH          sole                   6,726       0       0
Becton Dickinson & Co  com   075887109        9,653  121,237 SH          sole                 121,237       0       0
Citigroup Inc          com   172967101       19,6534,446,371 SH          sole               4,446,371       0       0
Coca-Cola Co.          com   191216100          420    6,325 SH          sole                   6,325       0       0
Colgate Palmolive Co   com   194162103          537    6,644 SH          sole                   6,644       0       0
Comcast Corp           com   20030n200       19,152  824,814 SH          sole                 824,814       0       0
Denny's Corp           com   24869p104           57   14,000 SH          sole                  14,000       0       0
Exxon Mobil Corp       com   30231G102        4,520   53,723 SH          sole                  53,723       0       0
General Electric Co.   com   369604103          203   10,100 SH          sole                  10,100       0       0
GlaxoSmithKline        com   37733w105        4,987  129,831 SH          sole                 129,831       0       0
Health Discovery Corp  com   42218r100          1311,195,103 SH          sole               1,195,103       0       0
Intel Corp             com   458140100       14,369  712,044 SH          sole                 712,044       0       0
ITT Educational Svcs   com   45068b109        9,149  126,800 SH          sole                 126,800       0       0
Johnson & Johnson      com   478160104       13,427  226,616 SH          sole                 226,616       0       0
Legg Mason Inc         com   524901105       14,796  409,964 SH          sole                 409,964       0       0
Masco Corp             com   574599106        3,271  234,963 SH          sole                 234,963       0       0
McCormick & Co         com   579780206        5,573  116,512 SH          sole                 116,512       0       0
McGraw-Hill Co.        com   580645109       16,176  410,571 SH          sole                 410,571       0       0
Medtronic Inc          com   585055106        9,792  248,844 SH          sole                 248,844       0       0
Merck & Company        com   58933Y105        4,873  147,615 SH          sole                 147,615       0       0
Microsoft Corp         com   594918104       14,508  571,398 SH          sole                 571,398       0       0
Moody's Corp           com   615369105       14,552  429,127 SH          sole                 429,127       0       0
Nestle Sa              com   641069406       11,799  205,013 SH          sole                 205,013       0       0
Pepsico Inc            com   713448108       10,944  169,912 SH          sole                 169,912       0       0
Philip Morris          com   718172109        5,704   86,908 SH          sole                  86,908       0       0
Power 3 Medical        com   73936a103            3  270,000 SH          sole                 270,000       0       0
Primerica Inc.         com   74164m108          999   39,146 SH          sole                  39,146       0       0
Proctor & Gamble       com   742718109        9,011  146,289 SH          sole                 146,289       0       0
Sara Lee Corp          com   803111103          283   16,000 SH          sole                  16,000       0       0
Sysco Corp.            com   871829107        3,802  137,244 SH          sole                 137,244       0       0
Travelers Cos Inc      com   89417E109        5,131   86,268 SH          sole                  86,268       0       0
Unitedhealth Group In  com   91324p102        6,071  134,312 SH          sole                 134,312       0       0
Wal-Mart Stores        com   931142103       16,029  307,948 SH          sole                 307,948       0       0